NYSE Euronext

11005513

Received SEC
MAR 07 2011
Washington, DC 20549

Silvio (Joe) Conte
DIRECTOR
CORPORATE ACTIONS & MARKET WATCH

20 Broad Street, 17th Floor
New York, NY 10005
T +1 212 656 5024
F +1 212 656 5893
sconte@nyx.com

CERTNYS
001-35101

March 7, 2011

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Ms. Smith:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, GMAC CAPITAL TRUST I, 8.125% Fixed Rate/Floating Rate Trust Preferred Securities, Series 2 of GMAC Capital Trust I (and the Guarantee with respect thereto), and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on March 4, 2011. Tentative listing date – March 8, 2011.

Sincerely,

Silvio Conte